UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09191
Name of Fund: BlackRock MuniHoldings Insured Fund II, Inc. (MUE)
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock

MuniHoldings Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.

Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

 Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 12/31/2007

Item 1 – Schedule of Investments

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)					(in Thousands)

	Face
State	Amount	Municipal Bonds			Value

Alabama - 3.0%	$ 3,580	Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50% due 1/01/2022			$ 3,848
	5,000	Mobile, Alabama, GO, Refunding, 5.25% due 8/15/2020 (a)			5,353

Alaska - 1.3%	370	Anchorage, Alaska, Water Revenue Refunding Bonds, 6% due 9/01/2009 (a)(j)			391
	1,630	Anchorage, Alaska, Water Revenue Refunding Bonds, 6% due 9/01/2024 (a)			1,708
	1,700	Matanuska-Susitna Boro, Alaska, GO, Series A, 6% due 3/01/2010 (i)(j)			1,802

California - 28.3%	1,950	Anaheim, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Merged Redevelopment Project Area),
		Series A, 5% due 2/01/2031 (g)			1,995
	2,100	California State, GO, 5.50% due 4/01/2014 (j)			2,351
	2,935	California State, Various Purpose, GO, 5.25% due 12/01/2022 (g)			3,127
	9,350	California State, Veterans, GO, Refunding, AMT, Series BZ, 5.35% due 12/01/2021 (i)			9,374
	2,405	Dixon, California, Unified School District, GO (Election of 2002), 5.20% due 8/01/2044 (g)			2,480
	8,460	East Side Union High School District, California, Santa Clara County, GO (Election of 2002), Series D, 5% due 8/01/2029 (p)			8,674
	4,240	Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds, 5.50% due 9/01/2036 (a)			4,452
	7,365	Palomar Pomerado Health Care District, California, GO (Election of 2004), Series A, 5.125% due 8/01/2037 (i)			7,685
	5,000	Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due 11/01/2027 (c)			5,113
	1,500	Rancho Cucamonga, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Rancho Redevelopment Project),
		Series A, 5% due 9/01/2034 (i)			1,534
	2,985	Roseville, California, Joint Union High School District, GO (Election of 2004), Series A, 5% due 8/01/2029 (c)			3,088
	150	Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds, 5% due 12/01/2027 (a)			154
	1,480	San Diego, California, Community College District, GO (Election of 2002), 5% due 5/01/2030 (g)			1,540
	1,250	San Francisco, California, City and County Airport Commission, International Airport, Special Facilities Lease Revenue Bonds
		(SFO Fuel Company LLC), AMT, Series A, 6.10% due 1/01/2020 (g)			1,277
	3,800	San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5% due 9/01/2030 (i)			3,923
	5,190	Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50% due 7/01/2035 (g)			5,657
	4,485	Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects), Series A, 5.25% due 9/01/2031 (k)			4,443
	2,930	Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects), Series A, 5.25% due 9/01/2034 (k)			2,901
	2,915	Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District Number 97-1),
		Series A, 5% due 9/01/2032 (g)			2,959

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)		IDA	Industrial Development Authority
COP	Certificates of Participation		M/F	Multi-Family
EDA	Economic Development Authority		PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds		S/F	Single-Family
HDA	Housing Development Authority		VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

	$ 4,620	Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District Number 97-1),
		Series A, 5% due 9/01/2038 (g)	$ 4,685
	3,000	University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5% due 9/01/2022 (g)	3,137
	5,400	Vista, California, COP (Community Projects), 5% due 5/01/2037 (i)	5,492

Colorado - 3.7%	6,285	Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(j)	6,737
	230	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50% due 4/01/2031	238
	4,000	Colorado Health Facilities Authority, Hospital Revenue Refunding Bonds (Poudre Valley Health Care), Series A,
		5.75% due 12/01/2009 (g)(j)	4,238

Connecticut - 0.5%	1,520	Connecticut State, GO, Refunding, Series D, 5% due 12/01/2024 (i)	1,601

District of Columbia - 2.7%	2,500	District of Columbia, Deed Tax Revenue Bonds (Housing Production Trust Fund - New Communities Project), Series A,
		5% due 6/01/2032 (i)	2,599
	5,530	Metropolitan Washington Airports Authority, D.C., Airport System Revenue Refunding Bonds, AMT, Series A,
		5% due 10/01/2035 (g)	5,521

Florida - 26.3%	2,310	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series E, 5.90% due 10/01/2039 (e)(f)	2,475
	3,385	Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Series 1, 5.375% due 10/01/2049 (e)(f)	3,476
	5,500	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project), Series A,
		5.25% due 7/01/2037	5,395
	7,740	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project),
		5% due 8/15/2037 (g)	7,804
	4,500	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2, 6% due 9/01/2040 (e)(f)	4,957
	5,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5% due 4/01/2032 (a)	5,062
	3,500	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5% due 1/01/2037 (i)	3,538
	6,730	Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (g)	6,700
	14,375	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A,
		5% due 10/01/2040 (p)	13,915
	3,670	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.24% due 10/01/2037 (i)(l)	789
	2,100	Okaloosa County, Florida, Water and Sewer Revenue Refunding Bonds, 5% due 7/01/2036 (g)	2,156
	2,425	Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (c)	2,469
	6,300	Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125% due 12/01/2028 (a)	6,519
	6,500	Saint Petersburg, Florida, Public Utilities Revenue Refunding Bonds, 5% due 10/01/2035 (i)	6,665
	3,725	South Florida Water Management District, COP, 5% due 10/01/2036 (a)	3,794
	4,200	University of North Florida Financing Corporation, Capital Improvement Revenue Bonds (Housing Project),
		5% due 11/01/2037 (c)	4,285

Georgia - 2.2%	6,290	Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (g)	6,625

Idaho - 0.1%	410	Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT, Series E, 6% due 1/01/2032	419

Illinois - 7.4%	2,185	Chicago, Illinois, GO (Neighborhoods Alive 21 Program), Series A, 6% due 7/01/2010 (c)(j)	2,356
	18,130	Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (c)(j)	19,549
	400	Illinois State Toll Highway Authority, Toll Highway Revenue Refunding Bonds, VRDN, Series B, 3.40% due 1/01/2017 (g)(n)	400
	125	Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District Number 220, GO, 6% due 12/01/2020 (c)	134

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

Indiana - 5.8%	$ 8,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 5% due 1/01/2042 (i)	$ 8,145
	9,280	Shelbyville, Indiana, Elementary School Building Corporation Revenue Bonds, First Mortgage, 5.75% due 1/15/2009 (g)(j)	9,628

Kansas - 2.1%	3,510	Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Sisters of Charity Leavenworth), Series J, 6.125%
		due 12/01/2020	3,700
	2,695	Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds, AMT, Series A-2, 6.20% due 12/01/2033 (f)	2,718

Louisiana - 3.7%	11,125	Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5% due 5/01/2041 (c)	11,260

Massachusetts - 6.4%	5,535	Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior Series A, 5% due 7/01/2035	5,593
	8,750	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Lahey Clinic Medical Center), Series D, 5.25%
		due 8/15/2037	8,736
	5,000	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5% due 8/15/2030 (g)	5,205

Michigan - 0.3%	1,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount Clemens), Series A,
		6% due 5/15/2009 (i)(j)	1,049

Minnesota - 4.5%	2,555	Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due 2/01/2016 (g)	2,666
	1,830	Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due 2/01/2017 (g)	1,909
	3,570	Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due 2/01/2018 (g)	3,725
	2,840	Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50% due 2/01/2019 (g)	2,963
	2,185	Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A, 5.625% due 2/01/2018 (i)	2,331

Nevada - 0.0%	105	Nevada Housing Division, S/F Mortgage Revenue Bonds, AMT, Series A-2, 6.30% due 4/01/2022 (i)	106

New Hampshire - 0.2%	600	New Hampshire Health and Educational Facilities Authority, Revenue Refunding Bonds (Dartmouth Hitchcock Obligation),
		VRDN, Series A, 3.42% due 8/01/2031 (g)(n)	600

New Jersey - 8.4%	3,965	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029	3,884
	6,200	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034 (b)	6,666
	11,000	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due 7/01/2033 (i)	11,562
	3,000	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due 1/01/2030 (g)	3,113
	300	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN, Series C-2, 3.35% due 1/01/2024 (g)(n)	300

New Mexico - 3.6%	5,000	Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San Juan Project), Series C,
		5.70% due 12/01/2016 (a)	5,060
	5,480	New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds, Series A, 5.125% due 6/15/2018 (i)	5,899

New York - 8.9%	14,000	Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75% due 8/01/2009 (g)(j)	14,878
	3,200	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York University), Series A,
		5% due 7/01/2032 (a)	3,340
	5,755	New York State Dormitory Authority Revenue Bonds (School Districts Financing Program), Series D, 5.25% due 10/01/2023 (i)	6,127
	2,000	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25% due 6/01/2021 (a)	2,126
	500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, VRDN, Series C,
		3.39% due 1/01/2032 (a)(n)	500

North Carolina - 0.4%	1,235	North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35% due 1/01/2022 (a)	1,249

Ohio - 0.9%	1,745	Aurora, Ohio, City School District, COP, 6.10% due 12/01/2009 (i)(j)	1,861
	1,000	Kent State University, Ohio, University Revenue Bonds, 6% due 5/01/2024 (a)	1,061

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

Oklahoma - 0.9%	$ 2,385	Claremore, Oklahoma, Public Works Authority, Capital Improvement Revenue Refunding Bonds, Series A,
		5.25% due 6/01/2014 (g)(j)	$ 2,654

Pennsylvania - 3.8%	6,435	Pennsylvania State Higher Educational Facilities Authority, State System of Higher Education Revenue Bonds, Series O, 5.125%
		due 6/15/2024 (a)	6,442
	4,290	Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2017 (g)	4,775
	305	Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital Projects and Equipment Program), 6.15%
		due 12/01/2029 (a)	305

Rhode Island - 3.6%	5,555	Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds (Public Safety and Municipal Buildings),
		Series A, 5.75% due 4/01/2010 (a)(j)	5,922
	4,685	Rhode Island State Health and Educational Building Corporation Revenue Bonds (Rhode Island School of Design), Series D,
		5.50% due 8/15/2031 (p)	4,984

South Carolina - 5.6%	1,490	South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding Bonds, AMT, Series A-2,
		6.35% due 7/01/2019 (g)	1,541
	15,000	South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5% due 1/01/2042 (a)	15,472

Tennessee - 1.2%	3,500	Metropolitan Government of Nashville and Davidson County, Tennessee, Health and Education Facilities Board Revenue
		Refunding Bonds (Ascension Health Credit), Series A, 5.875% due 11/15/2009 (a)(j)	3,710
	70	Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2C, 6% due 7/01/2011	73

Texas - 5.1%	1,750	Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), Trust Certificates, Second Tier, Series B,
		6% due 1/01/2011 (j)	1,880
	1,835	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A,
		5.875% due 11/01/2017 (c)	1,933
	2,150	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A,
		5.875% due 11/01/2018 (c)	2,261
	2,390	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A,
		5.875% due 11/01/2019 (c)	2,513
	115	El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A, 6% due 3/01/2015 (g)	126
	170	El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A, 6% due 3/01/2016 (g)	186
	180	El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A, 6% due 3/01/2017 (g)	197
	4,435	Houston, Texas, Community College System, Participation Interests, COP (Alief Center Project), 5.75% due 8/15/2022 (i)	4,573
	1,850	Midland, Texas, Certificates of Obligation, GO, 6.10% due 3/01/2010 (c)(j)	1,965

Washington - 7.0%	6,885	Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (i)	7,420
	3,840	Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Bonds (Chelan Hydro System), AMT,
		Series A, 5.45% due 7/01/2037 (a)	3,921
	1,805	Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2009 (a)(j)	1,896
	1,640	Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2024 (a)	1,704
	2,500	Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due 10/01/2009 (i)(j)	2,650
	3,500	Seattle, Washington, Water System Revenue Bonds, Series B, 6% due 7/01/2009 (c)(j)	3,686

West Virginia - 2.1%	6,210	West Virginia State Housing Development Fund, Housing Finance Revenue Refunding Bonds, Series D,
		5.20% due 11/01/2021 (i)	6,350

BlackRock MuniHoldings Insured Fund II, Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

Wisconsin - 0.4%	$ 1,250	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin Project),
		5.75% due 6/01/2034	$ 1,263

Puerto Rico - 2.7%	5,725	Puerto Rico Commonwealth, Public Improvement, GO, 5.125% due 7/01/2030 (g)	5,962
	625	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due 7/01/2016 (j)	700
	385	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B, 5.25% due 7/01/2032	386
	1,200	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2037	1,171

		Total Municipal Bonds (Cost - $455,815) - 153.1%	466,140

		Municipal Bonds Transferred to Tender Option Bond Trusts (o)

Arkansas - 4.1%	12,210	Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding Bonds, Series C, 5.35%
		due 12/01/2035 (d)(i)	12,354

California - 1.0%	3,000	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2021 (c)	3,097

Florida - 2.7%	8,400	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5%
		due 10/01/2040 (p)	8,131

Illinois - 2.6%	7,300	Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT, Series B-2, 6% due 1/01/2029 (i)	7,787

Michigan - 3.4%	2,000	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control
		Project), AMT, Series A, 5.50% due 6/01/2030 (p)	2,055
	5,000	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control
		Project), AMT, Series C, 5.65% due 9/01/2029 (p)	5,150
	3,000	Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.40%
		due 8/01/2024 (a)	3,107

New York - 2.3%	6,750	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5.25% due 10/15/2027 (a)	7,168

Texas - 5.4%	16,000	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 5.50% due 11/01/2033 (i)	16,334

		Total Municipal Bonds Transferred to Tender Option Bond Trusts (Cost - $66,950) - 21.5%	65,183

	Shares
	Held	Short-Term Securities

	1,289	Merrill Lynch Institutional Tax-Exempt Fund, 3.35% (h)(m)	1,289

		Total Short-Term Securities (Cost - $1,289) - 0.4%	1,289

		Total Investments (Cost - $524,054*) - 175.0%	532,612
		Other Assets Less Liabilities - 2.8%	8,513
		Liability for Trust Certificates, Including Interest Expense Payable - (10.6%)	(32,088)
		Preferred Stock, at Redemption Value - (67.2%)	(204,643)
		Net Assets Applicable to Common Stock - 100.0%	$ 304,394

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 492,705

Gross unrealized appreciation		$ 11,370
Gross unrealized depreciation		(3,293)

Net unrealized appreciation		$ 8,077

BlackRock MuniHoldings Insured Fund II, Inc. Schedule of Investments as of December 31, 2007 (Unaudited)

(in Thousands)

(a)	AMBAC Insured.

(b)	Assured Guaranty Insured.

(c)	FGIC Insured.

(d)	FHA Insured.

(e)	FHLMC Collateralized.

(f)	FNMA/GNMA Collateralized.

(g)	FSA Insured.

(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	969	$60

(i)	MBIA Insured.

(j)	Prerefunded.

(k)	Radian Insured.

(l)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(m)	Represents the current yield as of December 31, 2007.

(n)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(o)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(p)	XL Capital Insured.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund II, Inc.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer of BlackRock MuniHoldings Insured Fund II, Inc.

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: February 21, 2008